Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368